Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	333-08704
Entity Registrant Name	ICON PLC
Entity Incorporation, State or Country Code	L2
Entity Address, Address Line One	South County Business Park
Entity Address, Address Line Two	Leopardstown
Entity Address, City or Town	Dublin 18
Entity Address, Postal Zip Code	D18 X5R3
Entity Address, Country	IE
Title of 12(b) Security	ORDINARY SHARES, PAR VALUE €0.06 EACH
Trading Symbol	ICLR
Security Exchange Name	NASDAQ
Entity common stock, shares outstanding (in shares)	76,567,325
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filler Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	true
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Central Index Key	0001060955
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	South County Business Park
Entity Address, Address Line Two	Leopardstown
Entity Address, City or Town	Dublin 18
Entity Address, Postal Zip Code	D18 X5R3
Entity Address, Country	IE
Contact Personnel Name	Nigel Clerkin
Contact Personnel Email Address	Nigel.Clerkin@iconplc.com
Country Region	353
City Area Code	1
Local Phone Number	291-2000